Cover	Jul. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	AMERICAN CAMPUS COMMUNITIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32265
Entity Tax Identification Number	76-0753089
Entity Address, Address Line One	12700 Hill Country Blvd.
Entity Address, Address Line Two	Suite T-200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	732-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	ACC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001283630
Amendment Flag	false